Operating expenses (Tables)	12 Months Ended
Jun. 30, 2020
Operating expenses
Schedule of operating expenses

	2020	2019	2018
	£’000	£’000	£’000
Employee benefit expenses (note 7)	(284,029)	(332,356)	(295,935)
Short-term and low value leases (2019 and 2018: all operating lease costs)	(590)	(1,974)	(1,785)
Auditors’ remuneration: audit of parent company and consolidated financial statements	(30)	(28)	(28)
Auditors’ remuneration: audit of the Company’s subsidiaries	(636)	(489)	(472)
Auditors’ remuneration: audit-related services	(13)	—	—
Auditors’ remuneration: tax compliance and tax advice services	(446)	(160)	(212)
Auditors’ remuneration: other services	—	(45)	(184)
Foreign exchange gains/(losses) on operating activities	816	76	(994)
Gain on disposal of property, plant and equipment	—	—	81
Depreciation - property, plant and equipment (note 13)	(12,735)	(11,569)	(10,625)
Depreciation – right-of-use assets (note 14)	(1,656)	—	—
Depreciation - investment properties (note 15)	(365)	(157)	(130)
Impairment - investment properties (note 15)	(3,787)	(1,124)	—
Amortization – intangible assets (note 16)	(126,756)	(129,154)	(138,380)
Sponsorship, other commercial and broadcasting costs	(20,097)	(23,092)	(25,907)
External Matchday costs	(19,196)	(20,317)	(24,193)
Property costs	(19,028)	(21,211)	(21,620)
Other operating expenses (individually less than £10,000,000)	(33,656)	(41,737)	(41,705)
Exceptional items (note 6)	—	(19,599)	(1,917)
	(522,204)	(602,936)	(564,006)